Intangible Assets, Net (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Intangible Assets, Net [Abstract]
2019	$ 432
2020	136
2021	143
2022	100
2023 and thereafter	200
Total	$ 1,011